Finacial Liabilities at fair value	12 Months Ended
Dec. 31, 2021
Finacial Liabilities at fair value [Abstract]
FINACIAL LIABILITIES AT FAIR VALUE

NOTE 8 - FINACIAL LIABILITIES AT FAIR VALUE:

	December 31, 2021	December 31, 2020

Non-tradable warrants (1)	196	219
SAFE (2)	-	1,273
Non-tradable warrants, SAFE and CLA (2)	1,393	-
Tradable warrants (3)	1,493	-
Financial derivatives(4)	133	-
Total	3,215	1,492

1.	Non Tradable Warrants

As part of an agreement signed in 2019, the convertible loan investors received, upon conversion in 2020, 756,333 ordinary shares, non tradable warrants to purchase an additional 169,019 ordinary shares upon consummation of an IPO on the Nasdaq. The warrants will be converted into ordinary shares of the Company at an exercise price equal to the initial public offering price and are exercisable for three years after the IPO.

The warrants was designated to be measured at fair value through profit or loss.

On July 2021, as part of the IPO, the investors received the specified warrants. As of December 31, 2021 the fair value of the warrants was 196.

2.	Simple Agreements for Future Equity, or SAFEs

(A) From December 2020 through March 2021, the Company entered into certain equity investment agreements, which known as simple agreements for future equity (“SAFEs”) for aggregate proceeds of 5,415.

Out of the amounts the Company received under the SAFEs, 2,804 was to be converted into the Company’s Ordinary Shares, at a conversion rate equal to the lower of (i) Company valuation cap of 35,000, or (ii) a discount of 30% from the per share price of the Company’s Ordinary Share in the event of an initial public offering, merger, acquisition or other liquidity event.

In addition, if the subscription amounts under the SAFEs are converted to Ordinary Shares in connection with an initial public offering, then the Company will issue the SAFE investors warrants to purchase the Company’s Ordinary Shares with an exercise price equal to the public offering price in such offering, as follows: (i) investors representing an aggregate of 1,426 of the SAFEs were to receive 75% warrant coverage, such that each investor will receive warrants to purchase 3 additional ordinary shares for every 4 shares issued upon conversion of the SAFE, which were to be exercisable for 4 years after the initial public offering, and (ii) investors representing an aggregate of 1,378 of the SAFEs shall receive 50% warrant coverage such that each investor will receive warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the SAFE, which were to be exercisable for three years after the initial public offering. If an initial public offering, merger and acquisition or other liquidity event did not take place within 24 months from December 2020, then the subscription amount under the SAFEs were to convert into Ordinary Shares of the Company as follows: (i) investors representing an aggregate of 1,426 of the SAFEs were to convert at a conversion price reflecting a Company valuation of 17,500, and (ii) investors representing an aggregate of 1,378 of the SAFE were to convert at a conversion price reflecting a Company valuation of 35,000.

The remaining 2,611 the Company received under the SAFEs will be converted into the Company’s Ordinary Shares, at a conversion rate equal to the lower of (i) Company valuation cap of 70,000, or (ii) a discount of 30% from the per share price of the Company’s Ordinary Share in the event of an initial public offering, merger, acquisition or other liquidity event. If an initial public offering, merger, acquisition, other liquidity event or dissolution event did not take place within 24 months from December 2020, then the subscription amount under such SAFEs were to convert into the Company’s Ordinary Shares at a conversion price reflecting a Company valuation of 70,000. In addition, if the subscription amounts under the SAFEs were converted to Ordinary Shares in connection with an initial public offering, then the Company was to issue the SAFE investors warrants to purchase the Company’s Ordinary Shares with an exercise price equal to the public offering price in such offering with 50% warrant coverage, such that each investor was to receive warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the SAFE, which were to be exercisable for 3 years after the initial public offering.

As of December 31, 2020 the fair value was 1273.

The SAFE was designated to be measured at fair value through profit or loss.

(B) From January 2021 through March 2021, the Company entered into convertible loan agreements for the aggregate amount of 3,484. These convertible loan agreements had a maturity date of May 31, 2021 and bore interest at 5.0% per year accrued quarterly. Upon completion of the Company’s IPO on the Nasdaq Capital Market, the loan amount under the convertible loan agreements converted into Ordinary Shares at a conversion rate equal to a discount of 20% from the per share price of the Company’s Ordinary Shares in the IPO. Additionally, the investors received warrants to purchase the Company’s Ordinary Shares with an exercise price equal to the public offering price in the IPO with 50% warrant coverage, such that each investor received warrants to purchase two additional Ordinary Shares for every four shares issued upon conversion of the convertible loan, which will be exercisable for three years after the initial public offering.

In May 2021, the Company offered an extension with a maturity date of July 15, 2021 for the convertible loan agreements. The convertible loan agreements in the aggregate amount of 3,053 were extended. The Company repaid 431 plus interest of 5% per year (approximately 7) to the investors who did not agree to the extension.

The convertible loan was designated to be measured at fair value through profit or loss.

(C) On July 16, 2021, following the IPO, the Company issued 2,113,905 ordinary shares and 1,149,582 non-tradable warrants to investors in connection with the conversion of Company’s convertible loan and SAFE according to its terms, specified in Note 8(2) and 8(3), the fair value of the shares was classified as equity with total value of 10,041. The non-tradable warrants were designated to be measured at fair value through profit or loss.

The non-tradable warrants fair value as of December 31, 2021 is 1,393.

3.	Tradable warrants

The Company sold 3,345,455 tradable warrants in the IPO, The tradable warrants have an exercise price of $5.5 and they are exercisable for five years after the initial public offering date. The tradable warrants created financial liability measured based on the closing price of the traded warrants as of the IPO date totaled to 4,516. In October 2021, investors exercised 1,705,000 tradable warrants whereby the Company issued 1,705,000 Ordinary Shares to such investors. The total proceeds received by the Company from this exercise were approximately 9,377. The net proceeds after fees deducting were approximately 8,721. As of December 31, 2021, the Company has 1,640,455 traded warrants.

The tradable warrants were designated to be measured at fair value through profit or loss.

The tradable warrants fair value as of December 31, 2021 is 1,493.

4.	Financial derivatives

Financial liability to pay 7% fees on the fundings that will be received from exercises of tradable warrants. See note 9.

Financial derivatives were designated to be measured at fair value through profit or loss.

The Financial derivatives fair value as of December 31, 2021 is 133.